Naming of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4] Demand in Dispute[5]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]
			(#)	($)	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Prime
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2008-A 0001423954	X	Bank of America, National Association	1,191	$855,673,223	100%	0	$0	0	0	$0	0%	0	$0	0	1	$570,000	1%	0	$0	0%	0	$0	0
Residential mortgages – Prime Subtotal*			1,191			0			0			0			1			0			0
Residential mortgages – Prime Subtotal*				$855,673,223			$0			$0			$0			$570,000			$0			$0

Issuing Entities with No Demands for Repurchase or Replacement[9]
Residential mortgages - Non-Prime
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-1 0001216212	X		2,308	$325,398,790	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001271390	X		4,070	$506,695,860	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-11 0001274076	X		2,705	$337,321,549	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-2 0001224440	X		3,744	$604,263,503	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228931	X		2,023	$300,790,886	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001234577	X		4,732	$567,189,145	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-5 0001246362	X		3,417	$457,964,456	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256393	X		3,548	$503,801,318	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261504	X		4,614	$648,129,493	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-8 0001264664	X		5,332	$726,724,355	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-9 0001268102	X		3,577	$480,989,374	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277606	X		2,776	$363,109,696	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001307079	X		2,218	$283,247,746	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001309533	X		1,873	$248,355,702	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-12 0001312452	X		1,998	$343,370,546	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281814	X		2,180	$297,602,688	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285179	X		1,872	$269,550,891	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288898	X		2,658	$406,997,825	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001291954	X		3,151	$478,549,015	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295733	X		3,123	$444,606,106	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299076	X		2,941	$414,139,708	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001301554	X		2,107	$274,618,511	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001304432	X		1,843	$288,884,143	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315463	X		2,027	$278,542,084	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342576	X		3,053	$507,669,333	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345641	X		2,411	$442,087,513	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001348142	X		3,478	$580,720,207	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001318762	X		1,824	$266,716,840	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322042	X		1,700	$238,960,417	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325224	X		2,418	$356,360,001	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328418	X		1,353	$201,287,940	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331464	X		3,947	$717,221,881	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334438	X		2,526	$374,829,899	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337352	X		2,734	$392,025,814	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340043	X		2,566	$453,434,146	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001349631	X		2,258	$347,675,221	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001352983	X		2,551	$444,834,347	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001356584	X		1,908	$325,800,234	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-4 0001358938	X		2,175	$417,215,629	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-5 0001361991	X		2,274	$459,300,620	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-6 0001365718	X		1,260	$309,089,231	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-7 0001374480	X		3,479	$670,632,423	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8 0001377263	X		3,342	$510,161,202	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-9 0001382280	X		2,015	$336,460,356	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390902	X		1,723	$356,213,915	100%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001397034	X		1,773	$401,045,852	100%

Residential mortgages - Prime
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-5 0001172055	X		440	$164,158,943	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-E 0001174257	X		1,984	$1,008,322,697	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-G 0001176345	X		1,464	$916,948,600	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-J 0001192347	X		1,127	$571,492,446	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-K 0001193482	X		3,941	$1,941,535,392	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-L 0001210938	X		1,288	$637,179,742	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001274208	X		947	$479,776,226	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228929	X		1,982	$1,000,640,942	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001235094	X		2,084	$1,051,396,246	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-5 0001246302	X		2,550	$1,263,856,410	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256396	X		2,272	$1,151,694,469	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261007	X		576	$301,859,240	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-8 0001267961	X		1,296	$657,960,693	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-9 0001271314	X		1,434	$715,358,944	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001216149	X		1,722	$882,946,387	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001219507	X		1,628	$878,677,953	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001224347	X		1,327	$680,868,914	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001228674	X		1,672	$865,617,993	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001234317	X		1,819	$964,773,175	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001246077	X		1,978	$1,064,337,410	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001256155	X		1,272	$672,660,080	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001261336	X		1,406	$752,830,604	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-I 0001264576	X		2,270	$1,214,578,714	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-J 0001268207	X		2,478	$1,292,051,721	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-K 0001271133	X		1,401	$721,245,549	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-L 0001274169	X		886	$461,427,794	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277903	X		1,647	$774,662,745	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001309524	X		739	$390,308,883	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001312705	X		1,209	$640,200,804	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281796	X		1,465	$675,825,607	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285276	X		1,755	$926,888,458	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288889	X		1,881	$978,256,914	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001292014	X		1,503	$798,795,437	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295645	X		959	$500,525,072	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299110	X		1,764	$921,896,943	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001304458	X		1,054	$525,407,850	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001307191	X		857	$430,317,148	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001278018	X		1,270	$692,540,779	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001281663	X		1,292	$702,232,544	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001285180	X		1,318	$727,316,003	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001288848	X		2,038	$1,109,829,052	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001291907	X		3,493	$1,554,730,088	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001295535	X		3,644	$1,644,988,941	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001298483	X		2,492	$1,013,644,196	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-H 0001301552	X		1,151	$600,130,849	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-I 0001304200	X		1,062	$557,289,472	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-J 0001306562	X		1,188	$625,204,752	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-K 0001309650	X		1,221	$609,521,251	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-L 0001312451	X		1,376	$734,924,340	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315698	X		635	$324,736,588	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342589	X		999	$545,310,644	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345494	X		765	$371,111,351	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001347774	X		529	$300,350,131	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001319011	X		604	$325,685,251	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322024	X		1,602	$596,068,511	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325184	X		519	$275,940,890	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328419	X		1,082	$574,709,757	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331524	X		702	$343,558,936	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334462	X		606	$305,224,989	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337246	X		462	$228,344,356	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340010	X		984	$516,100,667	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001315171	X		1,101	$587,868,006	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001318811	X		590	$308,784,007	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-C 0001321722	X		610	$312,332,284	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-D 0001324721	X		1,066	$509,307,296	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-E 0001328392	X		1,083	$574,359,688	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-F 0001331415	X		1,326	$716,733,785	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-G 0001334463	X		1,362	$719,036,456	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-H 0001337159	X		1,315	$706,791,838	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-I 0001339910	X		1,455	$792,010,125	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-J 0001342453	X		875	$482,274,365	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-K 0001345274	X		854	$481,510,747	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-L 0001346687	X		625	$354,283,711	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001358881	X		478	$302,450,083	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001364452	X		539	$326,583,052	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001375039	X		523	$339,596,465	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A 0001349235	X		545	$322,066,721	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-B 0001377265	X		1,223	$763,308,015	100%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001389150	X		1,682	$1,027,324,383	100%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001394448	X		621	$420,763,252	100%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001405722	X		841	$635,834,222	100%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-4 0001418224	X		634	$444,265,109	100%

Totals*			1,191			0			0			0			1			0			0
Totals*				$855,673,223			$0			$0			$0			$570,000			$0			$0

Banc of America Mortgage Securities, Inc. (BOAMS)
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding "% of principal balance" column.  However, the denominator used to calculate the corresponding "% of principal balance" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.